Investment Objectives and Goals - Short Term Investment Fund for Puerto Rico Residents, Inc.	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Short Term Investment Fund for Puerto Rico Residents, Inc. (the “Fund”) is to provide current income, consistent with liquidity and conservation of capital.